RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
18.	RELATED PARTY TRANSACTIONS

Pursuant to the servicing agreements that governed the aircraft financed by the Securitization Notes and the Fly Acquisition III Facility, BBAM was entitled to receive (i) a rent fee equal to 3.5% of the aggregate amount of rents actually collected, plus $1,000 per aircraft per month and (ii) a sales fee of 1.5% of the aggregate gross proceeds in respect of any aircraft sold. BBAM was also entitled to (i) an administrative agency fee of $20,000 per month, subject to an annual CPI adjustment, in connection with the Securitization Notes and (ii) an administrative fee of $10,000 per month under the Fly Acquisition III Facility. With the redemption of the Securitization Notes in March 2019 and the repayment of the Fly Acquisition III Facility in October 2019, the servicing agreements with BBAM were terminated.

BBAM is entitled to receive a servicing fee equal to 3.5% of the aggregate amount of rents actually collected, plus an administrative fee of $1,000 per aircraft per month. Under the 2012 Term Loan, the 2020 Term Loan, the Magellan Acquisition Limited Facility and the Fly Aladdin Acquisition Facility, BBAM is also entitled to an administrative fee of $10,000 per month. Under the Fly Aladdin Engine Funding Facility, BBAM is entitled to receive a servicing fee equal to 3.5% of monthly rents actually collected and an administrative fee equal to $1,000 per month.

For the years ended December 31, 2020, 2019 and 2018, BBAM received servicing and administrative fees totaling $11.5 million, $15.4 million and $15.8 million, respectively.

BBAM also is entitled to receive an acquisition fee of 1.5% of the gross acquisition cost for any aviation asset purchased by the Company, and a disposition fee of 1.5% of the gross proceeds for any aviation asset sold by the Company. During the years ended December 31, 2020, 2019 and 2018, the Company incurred $1.1 million, $5.0 million and $16.1 million of acquisition fees, respectively, payable to BBAM. During the years ended December 31, 2020, 2019 and 2018, the Company incurred disposition fees of $3.4 million, $15.4 million and $3.1 million, respectively, payable to BBAM.

In addition, Fly pays an annual management fee to the Manager as compensation for providing the services of the chief executive officer, the chief financial officer and other personnel, and for certain corporate overhead costs related to the Company. The management fee is adjusted each calendar year by (i) 0.3% of the change in the book value of the Company’s aircraft portfolio during the preceding year, up to a $2.0 billion increase over $2.7 billion and (ii) 0.25% of the change in the book value of the Company’s aircraft portfolio in excess of $2.0 billion, with a minimum management fee of $5.0 million. The management fee is also subject to an annual CPI adjustment applicable to the prior calendar year. For the years ended December 31, 2020, 2019 and 2018, the Company incurred Management Expenses of $7.8 million, $9.6 million and $7.3 million, respectively.

The management agreement is scheduled to terminate on July 1, 2025 and shall be automatically extended for one additional term of five years unless terminated by either party with 12 months’ notice or otherwise terminated earlier in accordance with the terms therein.

If the management agreement is not renewed on July 1, 2025, Fly will pay the Manager a non-renewal fee on such termination date in an amount equal to (i) $6.0 million plus (ii) so long as the Management Expense Amount does not exceed $12.0 million, 50% of the excess (if any) of the Management Expense Amount over $6.0 million in respect of the last fiscal year prior to such termination date.

The Company’s minimum long-term contractual obligations with BBAM LP as of December 31, 2020, excluding rent fees, consisted of the following (dollars in thousands):

	2021	2022	2023	2024	2025	Thereafter	Total
Fixed administrative services fee due under the 2012 Term Loan(1)	$388	$301	$233	$206	$156	$180	$1,464
Fixed administrative services fee due under the 2020 Term Loan(1)	250	240	228	211	155	101	1,185
Fixed administrative services fee due under the Magellan Acquisition Limited Facility(1)	228	227	216	216	208	208	1,303
Fixed administrative services fee due under Fly Aladdin Acquisition Facility(1)	278	254	140	81	31	61	845
Fixed administrative services fee due under Fly Aladdin Engine Funding Facility(1)	12	12	10	—	—	—	34
Fixed administrative agency fee payments due by other subsidiaries(1)	188	156	128	108	101	196	877
Fixed payments for Management Expenses(2) (3)	6,889	6,889	6,889	6,889	6,889	31,004	65,449
Total	$8,233	$8,079	$7,844	$7,711	$7,540	$31,750	$71,157

(1)	Assumes number of aircraft and engines at December 31, 2020 remain constant in future periods.
(2)	Assumes Consumer Price Index (“CPI”) rates in effect as of December 31, 2020 remain constant in future periods.
(3)	Assumes automatic extension for one additional term of five years to June 30, 2030. Also assumes net book values of aircraft and engines at December 31, 2020 remains constant in future periods.